Notes To The Consolidated Statements Of Cash Flows - Summary Of Liabilities Arising From Financing Activities (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 434,531,938	$ 321,999,549	$ 351,609,630
Cash flow from financing activities	(99,235,169)	84,826,434	(38,657,144)
Interest expenses	21,510,079	27,705,955	9,047,063
Exchange alignment	(528,958)
Fair value gain recognised in profit or loss	(7,765,148)
Ending balance	348,512,742	434,531,938	321,999,549
Margin Loans Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	317,722,438	321,999,549	351,609,630
Cash flow from financing activities	(330,197,734)	(31,983,066)	(38,657,144)
Interest expenses	12,475,296	27,705,955	9,047,063
Ending balance		317,722,438	$ 321,999,549
Convertible Bond [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	95,995,690
Cash flow from financing activities		95,995,690
Interest expenses	7,717,348
Exchange alignment	(434,609)
Ending balance	103,278,429	95,995,690
Derivative Financial Liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,813,810
Cash flow from financing activities		20,813,810
Exchange alignment	(94,349)
Fair value gain recognised in profit or loss	(7,765,148)
Ending balance	12,954,313	$ 20,813,810
Bank Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flow from financing activities	230,962,565
Interest expenses	1,317,435
Ending balance	$ 232,280,000